Note 20 - Income Taxes (Details Textual) - USD ($)	12 Months Ended				24 Months Ended	36 Months Ended
	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2015
Unrecognized Tax Benefits		$ 0	$ 0	$ 0	$ 0		$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		$ 0					0
Income Tax Calculation, Deemed-Profit Method, Percentage of Gross Revenues		2.50%
Retained Earnings (Accumulated Deficit)		$ (5,560,770)	(28,043,186)		(28,043,186)		(5,560,770)
Deferred Tax Assets, Valuation Allowance		15,891,765	$ 15,122,721		$ 15,122,721		15,891,765
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		52,300,000					52,300,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		$ 18,700,000					18,700,000
Impact of The Tax Holidays on Basic Net Income per Ordinary Share		$ 0.01	$ 0	$ 0
Dividends Paid By PRC Subsidiaries [Member]
Dividends, Withholding Tax, Percentage		10.00%
Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]
Income Tax Expense, Amount Avoided		$ 1,102,399	$ 20,851	$ 31,910
Company's Subsidiary Located in the PRC [Member]
Retained Earnings (Accumulated Deficit)		(20,300,000)					(20,300,000)
Company's VIEs and Its VIEs' Subsidiaries Located in the PRC [Member]
Retained Earnings, Unappropriated		$ 30,000,000					$ 30,000,000
Inland Revenue, Hong Kong [Member]
Profit Tax		1650.00%					1650.00%
State Administration of Taxation, China [Member]
Enterprise Income Tax (EIT)		25.00%
State Administration of Taxation, China [Member] | Enterprise Qualifying As A "High and New Technology Enterprise" (the HNTE) [Member]
Enterprise Income Tax (EIT)		15.00%
State Administration of Taxation, China [Member] | "Software Enterprises" - Preferential Rate for Three Years [Member]
Enterprise Income Tax (EIT)		12.50%
State Administration of Taxation, China [Member] | Standard EIT Rate [Member]
Enterprise Income Tax (EIT)		25.00%
State Administration of Taxation, China [Member] | Preferential Tax Rate - Software Enterprises [Member] | CFO Qicheng [Member]
Enterprise Income Tax (EIT)					12.50%
State Administration of Taxation, China [Member] | Preferential Tax Rate - Software Enterprises [Member] | CFO Shenzhen Shangtong [Member]
Enterprise Income Tax (EIT)					12.50%
State Administration of Taxation, China [Member] | Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member] | CFO Software [Member]
Enterprise Income Tax (EIT)				15.00%
State Administration of Taxation, China [Member] | Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member] | CFO Meining [Member]
Enterprise Income Tax (EIT)							15.00%
State Administration of Taxation, China [Member] | Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member] | CFO Tibet [Member]
Enterprise Income Tax (EIT)	15.00%
State Administration of Taxation, China [Member] | Preferential Tax Rate for Enterprises in Tibet, China [Member] | CFO Tibet [Member]
Enterprise Income Tax (EIT)						9.00%
State Administration of Taxation, China [Member] | Company and Its Subsidiaries Registered Outside the PRC, but Deemed a Resident Enterprise [Member]
Income Tax Rate		25.00%